As Filed with the Securities and Exchange

                         Commission on February 28, 2000




                                                     Registration No. 811-5473


                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                    FORM N-2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                              /X/



      Amendment No. 15                                                     /X/



                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

              (Exact Name of Registrant as Specified in Charter)

                      Two World Trade Center, 34th Floor
                        New York, New York 10048-0203

                   (Address of Principal Executive Offices)

                                 212-323-0200
-
                         (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
                      Two World Trade Center, 34th Floor
                          New York, New York 10048-0203

                    (Name and Address of Agent for Service)

                                   FORM N-2

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

                              Cross Reference Sheet

Part A of
Form N-2
Item No.    Prospectus Heading

1    *
2    *
3    *
4    *
5    *
6    *
7    *
8    General Description of the Registrant
9    Management
10   Capital Stock, Long-Term Debt, and Other Securities
11   *
12   *
13   See Item 15 of the Statement of Additional Information


Part B of
Form N-2
Item No. Heading In Statement of Additional Information

14   Cover Page
15   Table of Contents
16   *
17   See Item 8 of the Prospectus
18   Management
19   Control Persons and Principal Holders of Securities
20   See Item 9 of the Prospectus
21   Brokerage Allocation and Other Practices
22   See Item 10 of the Prospectus
23   Financial Statements




* Not applicable or negative answer.

                                       97
                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS


Item 1.     Outside Front Cover.

            Inapplicable.

Item 2.     Inside Front and Outside Back Cover Page.

            Inapplicable.

Item 3.     Fee Table and Synopsis

            Inapplicable.

Item 4.     Financial Highlights.

            Inapplicable.

Item 5.     Plan of Distribution.

            Inapplicable.

Item 6.     Selling Shareholders.

            Inapplicable.

Item 7.     Use of Proceeds.

            Inapplicable.


Item 8.     General Description of the Registrant.


      1. Oppenheimer Multi-Sector Income Trust (the "Fund" or "Registrant") is a
closed-end   diversified   management   investment   company   organized   as  a
Massachusetts business trust on February 22, 1988.

      2, 3, and 4. The Fund's primary investment objective is high current income consistent with preservation of capital. Its secondary objective is capital appreciation. In seeking those objectives, the Fund will allocate its assets among seven sectors of the fixed-income securities market to take advantage of opportunities anticipated by OppenheimerFunds, Inc., the Fund's investment adviser (the "Adviser"), which arise in particular sectors in various economic environments. The Adviser's opinion as to such opportunities will be based on various factors which may affect the levels of income which can be obtained from the different sectors, such as (i) the effect of interest rate changes, on a relative and absolute basis, on yields of securities in the particular sectors, (ii) the effect of changes in tax laws and other legislation affecting securities in the various sectors, (iii) changes in the relative values of foreign currencies, and (iv) perceived strengths of the abilities of issuers in the various sectors to repay their obligations.


      The sectors in which the Fund invests are not divided by industry but instead differ by type of security and issuer and includes U.S. Government, Corporate, International, Asset-Backed (including Mortgage-Backed), Municipal, Convertible and Money Market sectors. The Adviser believes that investing the Fund's assets in a portfolio comprised of three or more sectors, as opposed to limiting investments to only one such sector, will enhance the Fund's ability to achieve high current income consistent with preservation of capital or seek capital appreciation. The range of yields of the securities in each sector will differ from securities in the others both on an absolute and a relative basis. It is not the intention of the Fund to always allocate its assets to the sector with the highest range of yields as this may not be consistent with preservation of capital. The Adviser will, however, monitor changes in relative yields of securities in the various sectors to help formulate its decisions on which sectors present attractive investment opportunities at a particular time.


      Historically, the markets for the sectors identified below have tended to behave somewhat independently and have at times moved in opposite directions. For example, U.S. government securities (defined below) have generally been affected negatively by concerns about inflation that might result from increased economic activity. Corporate debt securities and convertible securities, on the other hand, have generally benefited from increased economic activity due to the resulting improvement in the credit quality of corporate issuers which, in turn, has tended to cause a rise in the prices of common stock underlying convertible securities. The converse has generally been true during periods of economic decline. Similarly, U.S. government securities can be negatively affected by a decline in the value of the dollar against foreign currencies, while the non-dollar denominated securities of foreign issuers held by U.S. investors have generally benefited from such decline. Investments in short-term money market securities tend to decline less in value than long-term debt securities in periods of rising interest rates but do not rise as much in periods of declining rates. At times the difference between yields on municipal securities and taxable securities does not fully reflect the tax advantage of municipal securities. At such times investments in municipal securities tend to fare better in value than taxable investments because the yield differential generally can be expected to increase again to reflect the tax advantage.

      The Adviser believes that when financial markets exhibit this lack of correlation, an active allocation of investments among these seven sectors can permit greater preservation of capital over the long term than would be obtained by investing permanently in any one sector. To the extent that active allocation of investments among market sectors by the Adviser is successful in preserving or increasing capital, the Fund's capacity to meet its primary objective of high current income should be enhanced over the longer term. The Adviser also will utilize certain other investment techniques, including options and futures, intended to enhance income and reduce market risk.


      The Fund can invest in securities in the Corporate, International, Asset-Backed and Convertible Sectors which are in the lowest rating category of each of Standard & Poor's Rating Service ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff & Phelps") or another nationally recognized rating organization, or which are unrated. The description and characteristics of the lowest rating category are discussed in the description of the Corporate Sector. In all other sectors, the Fund will not invest in securities rated lower than those considered investment grade, i.e. "Baa" by Moody's or "BBB" by Standard & Poor's, Fitch's or Duff & Phelps. See "Investment Sectors in Which the Fund Invests" and Appendix A (Securities Ratings) to the Statement of Additional Information. Unrated securities will be of comparable quality to those that are rated, in the opinion of the Adviser. The seven sectors of the fixed-income securities market in which the Fund can invest are:


-    The U.S.  Government  Sector,  consisting of debt obligations of the U.S.
     government  and  its  agencies  and  instrumentalities   ("U.S.  government
     securities");

- The Corporate Sector, consisting of non-convertible debt obligations or preferred stock of U.S. corporate issuers and participation interests in senior, fully-secured loans made primarily to U.S. companies;

- The International Sector, consisting of debt obligations (which may be denominated in foreign currencies) of foreign governments and their agencies and instrumentalities, certain supranational entities and foreign and U.S.
      companies;

-     The Asset-Backed  Sector,  consisting of undivided fractional interests in
      pools  of  consumer  loans  and   participation   interests  in  pools  of
      residential mortgage loans;

- The Municipal Sector, consisting of debt obligations of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities;

- The Convertible Sector, consisting of debt obligations and preferred stock of U.S. corporations which are convertible into common stock; and

- The Money Market Sector, consisting of U.S. dollar-denominated debt obligations having a maturity of 397 days or less and issued by the U.S. government or its agencies, certain domestic banks or corporations; or certain foreign governments, agencies or banks; and repurchase agreements.

      Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among the seven investment sectors described above. The Adviser anticipates that at all times Fund assets will be spread among three or more sectors. Securities in the first six sectors above have maturities in excess of 397 days. All securities denominated in foreign currencies will be considered as part of the International Sector, regardless of maturity. The Fund can also invest in options and futures related to securities in each of the sectors.


INVESTMENT SECTORS IN WHICH THE FUND INVESTS

      The Fund's assets allocated to each of the sectors will be managed in accordance with the investment policies described above. The Fund's portfolio might not always include all of the different types of investments described below. The allocation among the different types of investments the Fund is permitted to invest in will vary over time based on the Advisor's evaluation of economic and market conditions.

The U.S. Government Sector

      Assets in this sector will be invested in U.S. government securities, which are obligations issued by or guaranteed by the United States government or its agencies or instrumentalities. Certain of these obligations, including U.S. Treasury notes and bonds, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Certain other U.S. government securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Adviser will adjust the average maturity of the investments held in this sector from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. U.S. government securities are considered among the most creditworthy of fixed-income investments. Because of this, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. Nevertheless, the values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.

      Zero Coupon Treasury Securities. The Fund can invest in "zero coupon" Treasury securities which are (a) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or (b) certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest. Current Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the security during the year. The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.

The Corporate Sector

      Assets allocated to this sector will be invested in secured or unsecured non-convertible preferred stock and corporate debt obligations, such as bonds, debentures and notes. The Fund can also acquire participation interests, as described below.


      Ratings. Certain corporate fixed-income securities in which the Fund can invest may be unrated or in the lower rating categories of recognized rating agencies, i.e., ratings below "Baa" by Moody's or below "BBB" by Standard & Poor's or Duff & Phelps. Lower-rated securities, commonly called junk bonds, will involve greater volatility of price and risk of principal and income (including the possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories. The Fund's investments in lower-rated securities can not exceed 75% of the Fund's total assets, with no more than 50% of the Fund's total assets in lower-rated foreign securities (see "The International Sector," below).

      The Fund's ability to increase its investments in high-yield securities will enable it to seek higher investment return. However, high-yield securities, whether rated or unrated, could be subject to greater market fluctuations and risks of loss of income and principal and could have less liquidity than lower yielding, higher-rated fixed-income securities. Principal risks of high-yield securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer can be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

      Participation Interests. The Fund can acquire participation interests in loans that are made to U.S. or foreign companies (the "borrower"). They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuer. The Adviser has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers could have difficulty making payments. If the borrower fails to make scheduled principal or interest payments, the Fund could experience a decline in net asset value of its shares. Some borrowers could have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but can be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.

The International Sector

      The assets allocated to this sector will be invested in debt obligations (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities." The Fund's investments in foreign lower-rated securities can not exceed 50% of the Fund's total assets. The Fund can invest in any country where the Adviser believes there is a potential to achieve the Fund's investment objectives. The Fund may not invest more than 15% of its total assets in foreign securities of any one country.

      The percentage of the Fund's assets that will be allocated to this sector will vary on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. The Fund's portfolio of foreign securities can include those of a number of foreign countries or, depending upon market conditions, those of a single country.

      The obligations of foreign governmental entities, including supranational entities, have various kinds of government support, and may or may not be supported by the full faith and credit of a foreign government. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There can be no assurance that foreign governments will be willing or able to honor their commitments.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities investments will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S. and foreign securities markets can be less liquid, more volatile and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods. There could be less information publicly available about foreign issuers than about U.S. issuers.

     On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values;
o vendors the Fund depends on to carry out its business, such as its custodian (which holds the foreign securities the Fund buys), the Adviser (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund;
o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.


      The Adviser upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Adviser of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.


      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Because a portion of the Fund's investment income can be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund can engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

      The values of foreign investments and the investment income derived from them can also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

      Special Risks of Emerging Market Countries. Investments in emerging market countries can involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries can be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There can be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates could be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there can be significant balance of payment deficits; and their economies and markets can respond in a more volatile manner to economic changes than those of developed countries.

The Asset-Backed Sector

      Asset-Backed Securities. The Fund can invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund can invest described below. Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations. The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value. If the credit enhancement of any asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund can then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and can lower their return in the same manner as described below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      Private and U.S. Government Issued Mortgage-Backed Securities and CMOs. The Fund can invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs). Some CMOs can be issued or guaranteed by agencies or instrumentalities of the U.S. government (for example, Ginnie Maes, Freddie Macs and Fannie Maes). Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. CMOs issued by such private issuers are not issued or guaranteed by the U.S. government or its agencies and are, therefore, also subject to credit risks. Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due. Securities issued or guaranteed by the U.S. government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S. government", which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal.

      The Fund's investments can include securities which represent participation interests in pools of residential mortgage loans which may be issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool will be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. The yield on such pools is usually computed by using the historical record of prepayments for that pool, or in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans can cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages. However, changes in prevailing interest rates can cause the rate of prepayments of underlying mortgages to change. In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates. Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively can become a longer-term security. The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, can result in greater fluctuations in the Fund's share prices.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security can decrease as do other debt securities, but, when prevailing interest rates decline, the value of pass-through securities is not likely to rise on a comparable basis with other debt securities because of the pre-payment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives can occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which can increase the yield to shareholders more than debt obligations that pay interest semi-annually.

      Because of those factors, mortgage-backed securities can be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and can involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund can purchase mortgage-backed securities at a premium or at a discount.

     Some mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., obligations of the Federal National Mortgage Association). Such guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the value of the Fund's shares.

      Interest Rate Risks. Although U.S. government securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates. When prevailing interest rates go up, the market value of already issued debt securities tends to go down. When interest rates go down, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer. Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.

      The Fund can invest in "stripped" mortgage-backed securities or CMOs. Stripped mortgage-backed securities usually have two classes. The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security. In certain cases, one class will receive all of the interest payments (and is known as an "I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities could be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment limitations set forth under "Direct Placements and Other Illiquid Securities."

      The Fund can also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund can invest. The Fund would be required to deposit liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

      GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. The GNMA Certificates that the Fund can purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

      FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

      FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

The Municipal Sector

      The assets of this sector will be invested in obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities (municipal bonds). At the time of purchase, all securities in this sector will be rated within the four highest grades assigned by Moody's, Standard & Poor's, Fitch's or Duff & Phelps ("Baa" or better by Moody's or "BBB" or better by Standard & Poor's or Duff & Phelps), or another nationally recognized rating organization, or unrated securities which are of comparable quality in the opinion of the Adviser. Any income earned on municipal bonds which the Fund distributes to shareholders would be treated as taxable income to such shareholders.

      The Fund does not expect to invest in municipal bonds for tax-exempt income to distribute to shareholders, but to take advantage of yield differentials with other debt securities, which can be reflected in bond prices, and thus reflect potential for capital appreciation. Because municipal bonds are generally exempt from Federal taxation they normally yield much less than taxable fixed-income securities. At times, however, the yield differential narrows from its normal range. This can occur, for example, when the demand for U.S. government securities substantially increases in times of economic stress or when investors seeking safety are willing to pay more for such securities thereby reducing the yield. It also can occur when investors perceive a threat to the continuation of the tax-exempt status of municipal bonds through possible Congressional or State action. When this happens, investors are not willing to pay as much for municipal bonds, thereby reducing prices and increasing their yield compared to taxable obligations. If such situations occur, investments in the Municipal Sector can be more attractive than other sectors even though such investments continue to offer lower yields than taxable securities because if the yield differential returns to normal ranges, the value of municipal bonds relative to taxable fixed-income securities will have increased, i.e. depreciated less or appreciated more. Such an investment would help the Fund achieve its objective of capital preservation or capital appreciation. It would also help achieve its objective of high income because the Fund's net asset value per share would be higher than it otherwise would have been, thereby permitting it to earn additional income on those assets.

      Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, and water and sewer works. Other public purposes for which municipal bonds can be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

      The two principal classifications of municipal bonds are (1) "general obligation" and (2) "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax but are not supported by the issuer's power to levy general taxes. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue, and are generally lower than those of taxable investments.

The Convertible Sector


      Assets allocated to this sector will be invested in securities (bonds, debentures, corporate notes, preferred stocks and units with warrants attached) which are convertible into common stock. Common stock received upon conversion can be retained in the Fund's portfolio to permit orderly disposition or to establish a holding period to avoid possible adverse federal income tax consequences to the Fund or shareholders.


      Convertible securities can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock. The rating requirements to which the Fund is subject when investing in corporate fixed-income securities and foreign securities (see above) also apply to the Fund's investments in domestic and foreign convertible securities, respectively.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, can entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value without considering its conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security).

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities can be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

The Money Market Sector

      Assets  in  this  sector  will  be   invested   in  the   following   U.S.
dollar-denominated debt obligations maturing in 397 days or less:

      (1) U.S. government securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      (2) Bank Obligations: Certificates of deposit, bankers' acceptances, loan participation agreements, time deposits, and letters of credit if they are payable in the United States or London, England, and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion.

      (3) Commercial Paper: Obligations rated "A-1," "A-2" or "A-3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if not rated, issued by a corporation having an existing debt security rated "A" or better by Standard & Poor's or "A" or better by Moody's.

      Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or "A" or better by Moody's or unrated securities which are of comparable quality in the opinion of the Adviser.


      (5) Other Obligations: Obligations of the type listed in (1) through (4) above, but not satisfying the standards set forth therein, if they are (a) subject to repurchase agreements or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper can be purchased by the Fund, or by a foreign government having an existing debt security rated "AA" or "Aa" or better.


      (6) Board-Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Board.

      Bank time deposits can be non-negotiable until expiration and can impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower can prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.

      The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the investment limitation on securities that are not readily marketable set forth under "Special Investment Techniques -- Direct Placements and Other Illiquid Securities."

      Because the Fund can invest in U.S. dollar-denominated securities of foreign banks and foreign branches of U.S. banks, the Fund can be subject to additional investment risks which can include future political and economic developments of the country in which the bank is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all of the U.S. Federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.



SPECIAL INVESTMENT TECHNIQUES

      In conjunction with the investments in the seven sectors described above, the Fund can use the following special investment techniques, however, the Fund's portfolio might not always include all of the different types of investment described below.

Direct Placements and Other Illiquid Securities


      The Fund can invest up to 20% of its assets in securities purchased in direct placements which are subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Trustees or the Adviser under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities can be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of 1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate. If restricted securities are substantially comparable to registered securities of the same issuer which are readily marketable, the Fund can not purchase them unless they are offered at a discount from the market price of the registered securities. Generally, no restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period. Adverse conditions in the public securities market at certain times can preclude a public offering of an issuer's unregistered securities. There can be undesirable delays in selling restricted securities at prices representing fair value.


      The Fund can invest up to an additional 10% of its assets in securities which, although not restricted, are not readily marketable. Such securities can include bank time deposits, master demand notes described in the Money Market Sector and certain puts and calls which are traded in the over-the-counter markets. The Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Repurchase Agreements

      Any of the securities permissible for purchase for one of its sectors can be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million. In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase transaction of more than seven days. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "1940 Act"), collateralized by the underlying security. The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully. The Adviser will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited. If such demand is not met within one day, the existing collateral will be sold. Additionally, the Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event can include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral. There is no limit on the amount of the Fund's assets that can be subject to repurchase agreements.

When-Issued and Delayed-Delivery Transactions

      The Fund can purchase asset-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and can purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into; the Fund can dispose of a commitment prior to settlement. The Fund does not intend to make such purchases for speculative purposes. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by the Fund and settlement (generally within 45 days from the date the offer is accepted), no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction until the Fund receives the security at settlement of the trade. Such securities are subject to market fluctuations; the value at delivery can be less than the purchase price. The Fund will identify to its custodian, liquid assets on its records as segregated of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made. Such securities can bear interest at a lower rate than longer term securities. The commitment to purchase a security for which payment will be made on a future date can be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.

Hedging

      The Fund can purchase futures contracts; forward contracts; call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements. These are referred to as "Hedging Instruments". The Fund is not obligated to use hedging instruments even though it is permitted to use them in the Advisor's discretion, as described below.

      Hedging Instruments can be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets, to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. Covered calls and puts can also be written on securities to attempt to increase the Fund's income. The Fund will not use futures and options on futures for speculation. The hedging instruments the Fund can use are described below. As of the date of this Registration Statement, the Fund does not intend to enter into futures, forward contracts and options on futures if after any such purchase, the sum of margin deposits on futures and premiums paid on futures options would exceed 5% of the value of the Fund's total assets.


      |_| Futures.  The Fund can buy and sell futures  contracts  that relate to
(1) stock indices (referred to as stock index futures), other securities indices (together with stock index futures, referred to as financial futures), (3) interest rates (referred to as interest rate futures), (4) foreign currencies (referred to as forward contracts), or (5) commodities (referred to as commodity futures.) An interest rate future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation can be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term bond index futures contracts. Bond index futures reflect the price movements of bonds included in the index. They differ from interest rate futures in that settlement is made in cash rather than by delivery; or settlement can be made by entering into an offsetting contract.


      |_| Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "futures," above. A call or put can be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets can be subject to calls.

      The Fund can buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

      |_| Foreign Currency Options. The Fund can purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities can be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency can be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.

      |_| Forward Contracts. The Fund can enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price. The Fund can enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward contracts can reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures. The Fund can also enter into a Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the Forward Contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment. This technique is referred to as "cross hedging". The success of cross hedging is dependent on many factors, including the ability of the Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund can experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund will not speculate in foreign currency exchange contracts. There is no limitation as to the percentage of the Fund's assets that can be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a cross hedge unless it is denominated in a currency or currencies that the Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

      There are certain risks in writing calls. If a call written by the Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written. In addition, the Fund could experience capital losses that might cause previously distributed short-term capital gains to be re-characterized as non-taxable return of capital to shareholders. In writing puts, there is the risk that the Fund could be required to buy the underlying security at a disadvantageous price. The principal risks relating to the use of futures are:
(a) possible imperfect correlation between the prices of the futures and the market value of the securities in the Fund's portfolio; (b) possible lack of a liquid secondary market for closing out a futures position; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures resulting from interest rate movements not anticipated by the Adviser.


       Interest Rate Swaps and Total Return Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive fixed rate payments for floating rate payments. The Fund enters into swaps only on securities it owns. The Fund can not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its books liquid assets of any type, including equity and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      In addition, the Fund may invest in total return swaps with appropriate counterparties. In a total return swap, one party pays a rate of interest in exchange for the total rate of return on another investment. For example, if the Fund wished to invest in a particular security, it could instead enter into a total return swap and receive the total return of that security, less the "funding cost," which would be a floating interest rate payment to the counterparty.

      Under a swap agreement, the Fund typically will pay a fee determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset value declines over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty in addition to its fee payments.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


      |_| Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments." In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can not purchase or sell physical commodities or commodity contracts; however this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities. In the broadest sense, derivative investments include exchange-traded options and futures contracts. The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Adviser expected it to perform. The performance of derivative investments can also be influenced by interest rate changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal and/or income than expected. Certain derivative investments held by the Fund can trade in the over-the-counter market and can be illiquid. Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging" investment purposes to seek income or total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) can be considered "derivative investments."

      The Fund can invest in different types of derivatives, generally known as "Structured Investments." "Index-linked" or "commodity -linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Further examples of derivative investments the Fund can invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

      The Fund can also invest in currency-indexed securities. Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies. Certain currency-indexed securities purchased by the Fund can have a payout factor tied to a multiple of the movement of the U.S. dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index. Such securities can be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Adviser believes the increased yield justifies the increased risk.

      |_| Participation Interests. The Fund can acquire interests in loans that are made to U.S. companies, foreign companies and foreign governments (the "borrower"). They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or have become members of the lending syndicate. The Fund will not invest, at the time of investment, more than 5% of its net assets in participation interests of the same borrower. The Adviser has set certain creditworthiness standards for borrowers, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers can have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers can have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but can be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.

Loans of Portfolio Securities

      To attempt to increase its income, the Fund can lend its portfolio securities if, after any loan, the value of the securities loaned does not exceed 25% of the total value of its assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. government securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian and administrative fees.

      The terms of the Fund's loans must meet certain tests under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will make such loans only to banks and securities dealers with whom it can enter into repurchase transactions. If the borrower fails to return this loaned security the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned; (3) being unable to exercise its voting or consent rights with respect to the security; and (4) any loss arising from the Fund being unable to timely settle a sale of such securities.

Borrowing

      From time to time, the Fund can increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest). After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the Investment Company Act. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it can have substantially reduced net investment income during periods of substantial borrowings. The Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy.

      The Fund can also borrow to finance repurchases and/or tenders of its shares and can also borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets. Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, then the net income per share or net asset value per share of the Fund's shares will be less than would otherwise have been the case. This speculative factor is known as "leverage."

      Although such borrowings would therefore involve additional risk to the Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Adviser to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital. The Adviser will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing.

Portfolio Turnover

      Because the Fund will actively use trading to benefit from short-term yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies, the Fund can be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 400% (excluding turnover of securities having a maturity of one year or less).

      The Adviser will monitor the Fund's tax status under the Internal Revenue Code during periods in which the Fund's annual turnover rate exceeds 100%. Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities. To the extent that increased portfolio turnover results in sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code can be affected.

Defensive Strategies

      There can be times when, in the Adviser's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund can invest all or any portion of its assets in nonconvertible high-grade debt securities, or U.S. government and agency obligations. The Fund can also hold a portion of its assets in cash or cash equivalents. It is impossible to predict when, or for how long, alternative strategies will be utilized.


Effects of Interest Rate Changes

      During periods of falling interest rates, the values of outstanding long term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. If the Adviser's expectation of changes in interest rates or its evaluation of the normal yield relationships in the fixed-income markets proves to be incorrect, the Fund's income, net asset value and potential capital gain can be decreased or its potential capital loss can be increased.

      Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.


INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions, which together with its investment objectives, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the 1940 Act as the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy. Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Under these restrictions, the Fund will not do any of the following:

      |_| As to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than the United States government, its agencies or instrumentalities) if after any such investment either (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;

      |_| The Fund will not concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. government securities.

      |_| The Fund will not make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies; (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;

      |_| The Fund will not borrow money, except in conformity with the restrictions stated above under "Borrowing."

      |_| The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings or for the escrow arrangements contemplated in connection with the use of Hedging Instruments;


      |_| The Fund will not participate on a joint or joint and several basis in any securities trading account;

     |_| The Fund will not invest in companies for the purpose of exercising control or management thereof;


      |_| The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box"). Because changes in Federal income tax laws would not enable the Fund to defer realization of gain or loss for Federal income tax purposes, short sales against the box therefore would not be used by the Fund;


      |_| The Fund will not invest in (a) real estate, except that it can purchase and sell securities of companies which deal in real estate or interests therein; (b) commodities or commodity contracts (except that the Fund can purchase and sell hedging instruments whether or not they are considered to be a commodity or commodity contract); or (c) interests in oil, gas or other mineral exploration or development programs;

      |_| The Fund will not act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio;

      |_| The Fund will not purchase securities on margin, except that the Fund can make margin deposits in connection with any of the Hedging Instruments it can use; or


      |_| The Fund will not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral, or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery agreements and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments or options or futures.


      Theshares of  beneficial  interest  of the Fund,  $.01 par value per share
         (the "shares"), are listed and traded on The New York Stock Exchange (the "NYSE"). The following table sets forth for the shares for the periods indicated: (a) the per share high sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per share low sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.

               Market Price High;(1)              Market Price Low;(1)
               NAV and Premium/                   NAV and Premium/
Ended          Discount That Day(2)               Discount That Day(2)
--------       ----------------------------       ----------------------------
10/31/96       Market: $10.00                     Market: $ 9.63
               NAV: $10.52                        NAV: $10.25
               Premium//Discount: -4.94%          Premium//Discount: -6.10%

1/31/97        Market: $10.00                     Market: $9.63
               NAV: $10.66                        NAV: $10.50
               Premium//Discount: -6.19%          Premium//Discount: -8.33%

4/30/97        Market: $10.25                     Market: $9.88
               NAV: $10.40                        NAV: $10.38
               Premium//Discount: -1.44%          Premium//Discount: -4.87%

7/31/97        Market: $10.75                     Market: $10.00
               NAV: $10.66                        NAV: $10.52
               Premium//Discount: 0.84%           Premium//Discount: -4.94%

10/31/97       Market: $10.63                     Market: $10.13
               NAV: $10.64                        NAV: $10.62
               Premium//Discount: -0.14%          Premium//Discount: -4.66%

1/31/98        Market: $10.63                     Market: $10.00
               NAV: $10.71                        NAV: $10.57
               Premium//Discount: -0.79%          Premium//Discount: -5.39%

4/30/98        Market: $10.56                     Market: $10.13
               NAV: $10.76                        NAV: $10.74
               Premium//Discount: -1.86%          Premium//Discount: -5.68%

7/31/98        Market: $10.44                     Market: $10.00
               NAV: $10.59                        NAV: $10.64
               Premium//Discount: -1.42%          Premium//Discount: -6.02%

10/31/98       Market: $10.13                     Market: $8.50
               NAV: $10.33                        NAV: $9.80
               Premium//Discount: -1.94%          Premium//Discount: -13.27%

1/31/99        Market: $9.56                      Market: $8.50
               NAV: $9.87                         NAV: $9.94
               Premium//Discount: -3.14%          Premium//Discount: -14.49%


4/30/99        Market: $8.94                      Market: $8.50
               NAV: $9.79                         NAV: $10.00
               Premium//Discount: -8.71%          Premium//Discount: -17.65%

7/31/99        Market: $8.88                      Market: $8.50
               NAV: $10.07                        NAV: $9.67
               Premium//Discount: -11.87%         Premium//Discount: -12.10%

10/31/99       Market: $8.75                      Market: $7.87
               NAV: $9.54                         NAV: $9.41
               Premium//Discount: -8.28%          Premium//Discount: -16.37%

1/31/00        Market: $8.19                      Market: $7.38
               NAV: $9.55                         NAV: $9.49
               Premium//Discount: -14.24%         Premium//Discount: -22.23%

---------------
1.  As reported by the NYSE.
2. The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount (expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

      The Board of Trustees of the Fund has determined that it could be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Fund could, from time to time, either repurchase shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's shares at their net asset value per share. Subject to the Fund's fundamental policy with respect to borrowings, the Fund could incur debt to finance repurchases and/or tenders. Interest on any such borrowings will reduce the Fund's net income. In addition, the acquisition of shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. If the Fund must liquidate portfolio securities to purchase shares tendered, the Fund could be required to sell portfolio securities for other than investment purposes and could realize gains and losses. Gains realized on securities held for less than three months could affect the Fund's ability to retain its status as a regulated investment company under the Internal Revenue Code.

      In addition to open-market share purchases and tender offers, the Board could also seek shareholder approval to convert the Fund to an open-end investment company if the Fund's shares trade at a substantial discount. If the Fund's shares have traded on the NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company. If during a year in which the Fund's shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the 1940 Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company. If the Fund converted to an open-end investment company, it would be able continuously to issue and offer its shares for sale, and each share of the Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per share. To meet such redemption request, the Fund could be required to liquidate portfolio securities. It shares would no longer be listed on the NYSE. The Fund cannot predict whether any repurchase of shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the shares trade. To the extent that any such repurchase decreased the discount from net asset value to an amount below 10% during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company.

Item 9.  Management

            1(a). The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Adviser. The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors. The Fund can also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

            1(b). The Adviser, a Colorado corporation with its principal offices at Two World Trade Center, New York, New York 10048-0203, acts as investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund. The Adviser also acts as accounting agent for the Fund.


      The Adviser has operated as an investment advisor since January 1960. The Adviser (including subsidiaries and affiliates) managed more than $120 billion in assets as of December 31, 1999, including other Oppenheimer funds with more than 5 million shareholder accounts. The Adviser is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

            The Adviser provides office space and investment advisory services for the Fund and pays all compensation of those Trustees and officers of the Fund who are affiliated persons of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser an advisory fee computed and paid weekly at an annual rate of 0.65 of 1% of the net assets of the Fund at the end of that week. The Fund also pays the Adviser an annual fee of $24,000 plus out-of-pocket costs and expenses reasonably incurred, for performing limited accounting services for the Fund. During the fiscal years ended October 31, 1997, 1998 and 1999, the Fund paid management fees to the Adviser of $1,997,563, $1,980,152 and $1,857,232, respectively. The Fund incurred approximately $45,641 in expenses for the fiscal year ended October 31, 1999 for services provided by Shareholder Financial Services, Inc., a subsidiary of the Adviser that acts as transfer agent, shareholder servicing agent and dividend paying agent for the Fund.


     Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Adviser, including: (a) brokerage and commission expenses,

federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund,

(c)   interest charges on borrowings,

(d) the organizational and offering expenses of the Fund, whether or not advanced by the Adviser,

(e) fees and expenses of registering the shares of the Fund under the appropriate federal securities laws and of qualifying shares of the Fund under applicable state securities laws,

(f) fees and expenses of listing and maintaining the listings of the Fund's shares on any national securities exchange,

(g) expenses of printing and distributing reports to shareholders, (h) costs of shareholder meetings and proxy solicitation, (i) charges and expenses of the Fund's custodian bank and Registrar, Transfer and

          Dividend Disbursing Agent,

(j) compensation of the Fund's Trustees who are not interested persons of the Adviser, (k) legal and auditing expenses, (l) the cost of certificates representing the Fund's shares, (m) costs of stationery and supplies, and
     (n) insurance premiums.

      The Adviser has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund. There is no expense limitation provision.


            1(c). The Portfolio managers of the Fund are Arthur Steinmetz and Caleb Wong, Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Adviser and Mr. Wong is a Vice President of both the Fund and the Adviser. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Trust's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Adviser since July 1996, prior to which we was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Adviser's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's portfolio managers with support in managing the Fund's portfolio.

            1(d). Inapplicable.

            1(e). The Bank of New York, 48 Wall Street, New York, New York, acts as the custodian bank for the Fund's assets held in the United States. The Adviser and its affiliates have banking relationships with the custodian bank. The Adviser has represented to the Fund that its banking relationships with the custodian bank have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the custodian bank. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Adviser and its affiliates. Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the Securities and Exchange Commission.


      Shareholder  Financial  Services,  Inc.  ("SFSI"),  a  subsidiary  of  the
Adviser, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund. Fees paid to SFSI are based on the number of shareholder accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses. United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request.

      1(f).   See 1(b) above.

      1(g).   Inapplicable.

      2.      Inapplicable.


      3.      None as of February 7, 2000.


Item 10.  Capital Stock, Long-Term Debt, and Other Securities.

      1. The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

      Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund. The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.


      Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), all dividends and capital gains distributions ("Distributions") declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("shares") unless (i) a shareholder elects to receive cash or (ii) shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan. Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $0.75.


      Depending upon the circumstances hereinafter described, Plan shares will be acquired by the Agent for the Participant's account through receipt of newly issued shares or the purchase of outstanding shares on the open market. If the market price of shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per share paid by the Agent may exceed the net asset value, resulting in fewer shares being acquired than if the Distribution had been paid in shares issued by the Trust.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full shares, the Participant may either: (1) receive without charge a share certificate for such shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in Federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by calling 1-800-647-7374.
Shareholders holding shares in nominee name should contact their brokerage firm or other nominee for more information.

      The Fund presently has provisions in its Declaration of Trust and By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Charter Documents or effect changes in the Fund's management. Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the Fund's shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote. However, a "majority" shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees. Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the 1940 Act) of the outstanding shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving: (i) a merger or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000). If two-thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions. Reference is made to the Charter Documents of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions.

      2.  Inapplicable.

      3.  Inapplicable.


      4. The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code for its taxable year ended October 31, 1999, and intends to continue to qualify as a RIC for each subsequent taxable year. However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.

      For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay federal income tax. Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.
Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the Federal dividends-received deduction available to corporations. The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.


      Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. For Federal income tax purposes, if a capital gain distribution is received with respect to shares held for six months or less, any loss on a subsequent sale or exchange of such shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution. Capital gains distributions are not eligible for the dividends-received deduction.

      Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to Federal income taxes. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts entered into by the Fund will be governed by Section 1256 of the Internal Revenue Code. Absent a tax election to the contrary, each such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the Fund's risk of loss with respect of such debt security could be treated as "mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules. The Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code. Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.

      The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

      It is the Fund's present policy, which may be changed by the Board of Trustees, to pay monthly dividends to shareholders from net investment income of the Fund. The Fund intends to distribute all of its net investment income on an annual basis. The Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year. The Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage (currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Adviser might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders. If the Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in December.

      Under the Fund's Dividend Reinvestment Plan (the "Plan"), all of the Fund's dividends and distributions to shareholders will be reinvested in full and fractional shares. With respect to distributions made in shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the shares issued on the reinvestment date. In the case of shares purchased on the open market, a participating shareholder's tax basis in each share is its cost. In the case of shares issued by the Fund, the shareholder's tax basis in each share received is its fair market value on the reinvestment date.

      Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

            Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.


5.  The following information is provided as of February 7, 2000:


(1)                      (2)              (3)                  (4)
                                                               Amount
                                          Amount Held          Outstanding
                                          by Registrant        Exclusive of
                         Amount           or for its           Amount Shown
Title of Class           Authorized       Account              Under (3)
--------------           ----------       -------------        ------------
Shares of                Unlimited        None                 29,116,067
Beneficial
Interest, $.01
par value

Item 11.  Defaults and Arrears on Senior Securities.

      Inapplicable.

Item 12.  Legal Proceedings.

      Inapplicable.

Item 13.  Table of Contents of the Statement of Additional Information.

      Reference is made to Item 15 of the Statement of Additional Information.

Oppenheimer Multi-Sector Income Trust

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated February 28, 2000

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 28, 2000. It should be read together with the Prospectus, and the Registration Statement on Form N-2, of which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the Securities and Exchange Commission (the "SEC") in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C., 20549.


TABLE OF CONTENTS

                                                                            Page


Investment Objective and Policies.......................................*
Management..............................................................35
Control Persons and Principal Holders of Securities.....................41
Investment Advisory and Other Services..................................41
Brokerage Allocation and Other Practices................................41
Tax Status .............................................................42
Financial Statements....................................................42



-----------------
*See Prospectus

                                    PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.  Cover Page.

            Reference is made to the preceding page.

Item 15.  Table of Contents.

            Reference is made to the preceding page and to Items 16 through 23 of the Statement of Additional Information set forth below.

Item 16.  General Information and History.

            Inapplicable.

Item 17.  Investment Objective and Policies.

            Reference is made to Item 8 of the Prospectus.

Item 18.   Management.

1. and 2. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. Each of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:


Oppenheimer California Municipal Fund Oppenheimer Large Cap Growth Fund Oppenheimer Capital Appreciation Fund Oppenheimer Money Market Fund, Inc.
Oppenheimer Capital Preservation Fund Oppenheimer Multiple Strategies Fund Oppenheimer Developing Markets Fund Oppenheimer Multi-Sector Income Trust Oppenheimer Discovery Fund Oppenheimer Multi-State Municipal Trust Oppenheimer Enterprise Fund Oppenheimer Municipal Bond Fund Oppenheimer Europe Fund Oppenheimer New York Municipal Fund Oppenheimer Global Fund Oppenheimer Series Fund, Inc. Oppenheimer Global Growth & Income Fund Oppenheimer U.S. Government Trust Oppenheimer Gold & Special Minerals Fund Oppenheimer Trinity Core Fund Oppenheimer Growth Fund Oppenheimer Trinity Growth Fund Oppenheimer
International Growth Fund Oppenheimer Trinity Value Fund Oppenheimer International Small Compan Fund y Oppenheimer World Bond Fund

      Ms. Macaskill and Messrs. Spiro, Donohue, Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of February 7, 2000, the Trustees and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Adviser (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

1 Ms. Macaskill is not a Director of Oppenheimer Money Market Fund, Inc.

Leon Levy, Chairman of the Board of Trustees, Age: 74.
280 Park Avenue, New York, NY 10017

General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar Holdings, Inc. (real estate development).


Robert G. Galli, Trustee, Age: 66.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Adviser, OppenheimerFunds, Inc. (October 1995 - December 1997); Executive Vice President of the Adviser (December 1977 - October
1995); Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation, an investment Adviser subsidiary of the Adviser.

Phillip A. Griffiths, Trustee, Age: 61.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly a director of Bankers Trust Corporation (1994 through June, 1999), Provost and Professor of Mathematics at Duke University (1983 - 1991), a director of Research Triangle Institute, Raleigh, N.C. (1983 - 1991), and a Professor of Mathematics at Harvard University (1972 - 1983).

Benjamin Lipstein, Trustee, Age: 76.
591 Breezy Hill Road, Hillsdale, N.Y. 12529

Professor   Emeritus   of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.


Bridget A. Macaskill, President and Trustee, Age: 51
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Adviser; President and director (since June 1991) of HarbourView Asset Management Corporation, Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Adviser; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Adviser's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Adviser; a director of Oppenheimer Real Asset Management, Inc. (since July 1996), an investment Adviser subsidiary of the Adviser; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Adviser and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).

Elizabeth B. Moynihan, Trustee, Age: 70.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute); Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 72.
6 Whittaker's Mill, Williamsburg, Virginia 23185

A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.


Edward V. Regan, Trustee, Age: 69
40 Park Avenue, New York, New York 10016

Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.


Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following positions: Chairman Emeritus (August 1991 - August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Adviser; President and Director (July 1978 - January
1992) of OppenheimerFunds Distributor, Inc, an affiliate of the Adviser.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Zurich Allied AG and Allied Zurich p.l.c. (insurance investment management); Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative.

Arthur P. Steinmetz, Vice President and Portfolio Manager, Age: 41.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Adviser (since March 1993); an officer of other Oppenheimer funds.

Caleb Wong, Vice President and Portfolio Manager, Age: 33

Assistant Vice President of the Adviser (since January 1997); worked in fixed-income quantitative research and risk management for the Adviser (Since July 1996) prior to which he was enrolled in the Ph.D. program for Economics at the University of Chicago.


Andrew J. Donohue, Secretary, Age: 49.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Adviser; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995), an investment Adviser subsidiary of the Adviser; President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Adviser/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Adviser.

Scott T. Farrar, Assistant Treasurer, Age: 34.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Adviser/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Adviser.

Brian W. Wixted, Treasurer, Age: 40.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Adviser; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Adviser, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      The Board of Trustees does not have an executive or investment committee. The Trustees of the Fund have appointed a study committee consisting of Mr. Lipstein (Chairman), Mrs. Moynihan and Mr. Galli, none of whom is an "interested person" of the Adviser or the Fund. The study committee's function is to report to the Board on matters that include (i) legal and regulatory developments, (ii) periodic renewals of the Advisory Agreement, (iii) review of the transfer agent and registrar agreement, (iv) portfolio management, (v) valuation of portfolio securities, (vi) custodian relationships and use of foreign subcustodians, (vii) code of ethics matters, (viii) policy on use of insider information, (ix) consideration of tender offers and other repurchases of fund shares and possible conversion to open-end status, and (x) indemnification and insurance of the Fund's officers and trustees.


3.  Inapplicable.


4. The officers of the Fund and one Trustee of the Fund (Ms. Macaskill) who are affiliated with the Adviser receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended October 31, 1999. The compensation from all of the New York-based Oppenheimer funds
(including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1999.

                                                                           Total
                                                                    Compensation
                                                    Retirement         from all
                                                      Benefits   New York based
                                   Aggregate   Accrued as Part      Oppenheimer
Trustee's Name                  Compensation           Of Fund        Funds (24
and Other Positions               from Fund1          Expenses          Funds)2


Leon Levy
Chairman                             $19,916           $13,755         $166,700

Robert G. Galli
Study Committee Member                $3,593              None        $176,2153



Phillip A. Griffiths                   $8014              None          $17,835


Benjamin Lipstein
Study Committee Chairman,
Audit Committee Member               $20,808           $15,482         $144,100


Elizabeth B. Moynihan
Study Committee Member                $5,282            $1,531         $101,500


Kenneth A. Randall
Audit Committee Member               $11,867            $8,426          $93,100


Edward V. Regan
Proxy Committee Chairman,
Audit Committee Member                $3,404              None          $92,100


Russell S. Reynolds, Jr.
Proxy Committee

Member                                $5,129            $2,582          $68,900
Donald W. Spiro5                        None              None          $10,250

Clayton K. Yeutter
Proxy Committee
Member                               $2,5466              None          $68,900


1 Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Trustee.

2     For the 1999 calendar year.
  Total Compensation for the 1999 calendar year includes  compensation  received for serving as a Trustee or Director of 10 other Oppenheimer funds.
4     Includes $769 deferred under Deferred Compensation Plan described below.
5     Prior to August 1, 1999, Mr. Spiro was not an independent Trustee.
  Includes $861 deferred under Deferred Compensation Plan described below.


      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

Item 19.  Control Persons and Principal Holders of Securities.

      1.    Inapplicable.


      2. As of February 7, 2000, the only persons who owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund were Donaldson Lufkin and Jenrette Securities Corp., PO Box 2052,
Jersey City, New Jersey 07303, which owned 1,654,473 shares (5.7% of the shares); Charles Schwab & CO, Inc. C/O ADP Proxy Services, which owned 1,769,429 shares (6.1% of the shares); AG Edwards & Sons, Inc., Thomas Navarria, 125 Broad Street 40th Floor, New York, NY 10004 which owned 2,026,157 shares (6.9% of the shares); Paine Webber Inc., 1000 Harbor Boulevard, Weehawken, New Jersey 07087, which owned 3,945,701 shares (13.5% of the shares); Salomon Smith Barney, Inc., 333 W. 34th Street New York, New York 10001, which owned 2,103,090 shares (7.2% of the shares); and Prudential Securities, Inc., C/O ADP Proxy Services, 51 Mercedes Way, Edgewood, New York 11717, which owned 1,768,987 shares (6.1% of the shares).

      3. As of February 7, 2000, the trustees and officers of the Fund as a group owned less than 1% of the outstanding shares.


Item 20.  Investment Advisory and Other Services.

      Reference is made to Item 9 of the Prospectus.

Item 21.  Brokerage Allocation and Other Practices.


      1 and 2. During the fiscal years ended October 31, 1997, 1998 and 1999, the Fund paid approximately $93,433, $245,257 and $99,598 respectively, in brokerage commissions. The Fund will not effect portfolio transactions through any broker (i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Adviser. There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the United States. The Fund seeks to obtain prompt execution of orders at the most favorable net price.

      3. The advisory agreement between the Fund and the Adviser (the "Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions. The Adviser is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. The Fund will not effect portfolio transactions through affiliates of the Adviser.


      Certain other investment companies advised by the Adviser and its affiliates have investment objectives and policies similar to those of the Fund. If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Adviser or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

      Under the Advisory Agreement, if brokers are used for portfolio transactions, the Adviser may select brokers for their execution and/or research services, on which no dollar value can be placed. Information received by the Adviser for those other accounts may or may not be useful to the Fund. The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided. Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Adviser or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

      Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Adviser, to make available additional views for consideration and comparisons, and to enable the Adviser to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.


      4. During the fiscal years ended October 31, 1998 and 1999, no money was paid to brokers as commissions in return for research services. During the fiscal year ended October 31, 1997, $509 was paid to brokers as commissions in return for research services.


      5.    Inapplicable.

Item 22.  Tax Status.

      Reference is made to Item 10 of the Prospectus.


Item 23. Financial Statements at fiscal year-end October 31, 1999.

                                      A-115
Appendix A


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                               RATINGS DEFINITIONS

--------------------------------------------------------------------------------


Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services
--------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch IBCA, Inc.
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3:   Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.
B:    Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings
--------------------------------------------------------------------------------

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                    PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


      1.    Financial Statements at fiscal year-end October 31, 1999.


          (a) Statement of Investments - (See Part B, Statement of Additional Information): Filed herewith.

          (b) Statement of Assets and Liabilities - (See Part B, Statement of Additional Information): Filed herewith.

          (c) Statement of Operations - (See Part B, Statement of Additional Information): Filed herewith.

          (d) Statements of Changes in Net Assets - (See Part B, Statement of Additional Information): Filed herewith.

          (e) Financial Highlights - (See Part B, Statement of Additional Information): Filed herewith.

          (f) Notes to Financial Statements - (See Part B, Statement of Additional Information): Filed herewith.


      2.    Exhibits:

               (a)  (1)   Declaration  of  Trust  of   Registrant:   Filed  with
Registrant's Registration Statement, 2/2/88, refiled with Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference.

               (2) Amendment No. 1 dated as of March 10, 1988 to Declaration of Trust of Registrant: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

               (3) Amendment No. 2 dated November 6, 1989 to Declaration of Trust of Registrant: Filed with Registrant's Post-Effective Amendment No. 8, 2/27/95, and incorporated herein by reference.


          (b) By-Laws of Registrant  (amended by-laws):  Declaration of Trust of
Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Post-Effective Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference; amended By-Laws dated June 4, 1998, Filed with Registrant's Registration Statement 2/24/99.


            (c)   Inapplicable


          (d) Specimen certificate for shares of Beneficial Interest, $.01 par value: Previously Filed with Amendment No. 10 to Registrant's Registration Statement, and Filed herewith.


            (e)   Inapplicable

            (f)   Inapplicable

          (g) (1) Investment Advisory Agreement with Oppenheimer Management Corporation dated 10/22/90 - Filed with Amendment No. 5 to Registrant's Registration Statement dated 2/27/91, refiled with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

          (h) Form of Underwriting Agreement: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Post-Effective Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (i) (1) Retirement Plan for Non-Interested Trustees (adopted by Registrant on 6/7/90) - previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                    (2) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 33, of the Registration Statement for Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

          (j) Co-Custody Agreement, dated 8/18/92 - Previously filed with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

          (k) Accounting Service Agreement previously filed with Registrant's Amendment No.9 under the Investment Company Act of 1940, 2/29/96, and incorporated herein by reference.

            (l)   Inapplicable

            (m)   Inapplicable

            (n)   Inapplicable

            (o)   Inapplicable

            (p)   Inapplicable

            (q)   Inapplicable

Item 25.    Marketing Arrangements.

            Inapplicable.

Item 26.    Other Expenses of Issuance and Distribution.

            Inapplicable.

Item 27.    Persons Controlled by or under Common Control.

            None.

Item 28.    Number of Holders of Securities.

(1)                                       (2)
                                          Number of Record Holders

Title of Class                            at February 7, 2000

--------------                            ------------------------
Shares of Beneficial Interest,

$.01 par value                            29,116,067


Item 29.    Indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.

      Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Adviser, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant. However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 30.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 29(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with        Other Business and Connections
OppenheimerFunds, Inc.("OFI")         During the Past Two Years

Charles E. Albers,
Senior Vice President               An officer and/or  portfolio  manager of certain
                                    Oppenheimer   funds  (since   April   1998);   a
                                    Chartered  Financial Analyst;  formerly,  a Vice
                                    President  and  portfolio  manager for  Guardian
                                    Investor  Services,  the  investment  management
                                    subsidiary  of  The  Guardian   Life   Insurance
                                    Company (since 1972).

Edward Amberger,
Assistant Vice President            Formerly  Assistant Vice  President,  Securities
                                    Analyst  for Morgan  Stanley  Dean  Witter  (May
                                    1997 - April 1998);  and Research  Analyst (July
                                    1996 - May 1997),  Portfolio  Manager  (February
                                    1992 - July 1996) and  Department  Manager (June
                                    1988 to February 1992) for The Bank of New York.

Peter M. Antos,

Senior Vice President               An officer and/or  portfolio  manager of certain
                                    Oppenheimer   funds;   a   Chartered   Financial
                                    Analyst;  Senior Vice  President of  HarbourView
                                    Asset  Management  Corporation;  prior  to March
                                    1996 he was the senior equity portfolio  manager
                                    for  the  Panorama   Series  Fund,   Inc.   (the
                                    "Company")  and other  mutual  funds and pension
                                    funds managed by G.R.  Phelps & Co. Inc.  ("G.R.
                                    Phelps"),   the  Company's   former   investment
                                    adviser,  which was a subsidiary of  Connecticut
                                    Mutual  Life  Insurance  Company;  he  was  also
                                    responsible   for   managing  the  common  stock
                                    department  and  common  stock   investments  of
                                    Connecticut Mutual Life Insurance Co.


Victor Babin,
Senior Vice President               None.

Bruce Bartlett,

Senior                              Vice President An officer  and/or  portfolio
                                    manager   of  certain   Oppenheimer   funds.
                                    Formerly,   a  Vice   President  and  Senior
                                    Portfolio   Manager   at  First  of  America
                                    Investment Corp.


George Batejan,
Executive Vice President,
Chief                               Information  Officer  Formerly  Senior  Vice
                                    President,   Group  Executive,   and  Senior
                                    Systems  Officer for American  International
                                    Group (October 1994 - May 1998).


Richard Bayha,
Senior Vice President               None.


John R. Blomfield,

Vice                                President  Formerly  Senior Product  Manager
                                    (November    1995   -   August    1997)   of
                                    International  Home Foods and American  Home
                                    Products (March 1994 - October 1996).

Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice                                President Formerly,  Vice President (January
                                    1992 - February, 1996) of Asian Equities for
                                    Barclays de Zoete Wedd, Inc.

Robert J. Bishop,

Vice President                      Vice President of Mutual Fund Accounting  (since
                                    May  1996);  an  officer  of  other  Oppenheimer
                                    funds;  formerly, an Assistant Vice President of
                                    OppenheimerFunds,  Inc./Mutual  Fund  Accounting
                                    (April 1994 - May 1996),  and a Fund  Controller
                                    for OppenheimerFunds, Inc.

Mark Binning                        None.


Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Kevin Brosmith,
Vice President                      None.


Jeffrey Burns     Stradley,               Ronen Stevens and Young, LLP (February
                                    1998-September 1999) Morgan Lewis and Bockius,
                                    LLP (April 1995- February 1998)


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,  Assistant Vice President of Rochester
                                    Fund Services, Inc.

Christopher Capot,
Assistant                           Vice  President  Assistant Vice President of
                                    Public   Relations   at  Webster   Financial
                                    Corporation (December 1995 - December 1998).


Michael Carbuto,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.


John Cardillo,
Assistant Vice President            None.

Mark Curry,
Assistant Vice President            None.

H.C. Digby Clements,
Vice President:
Rochester Division                  None.


O. Leonard Darling,
Executive Vice President
and                                 Chief  Investment  Officer Chief  Investment
                                    Officer   (since  6/99);   Chief   Executive
                                    Officer  and Senior  Manager of  HarbourView
                                    Asset Management Corporation;  Trustee (1993
                                    -  present)  of  Awhtolia  College - Greece;
                                    formerly Chief Executive Officer  (1993-June
                                    1999).


William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,

Vice President                            None.


Craig P. Dinsell

Executive Vice President            Formerly,   Senior  Vice   President   of  Human
                                    Resources   for   Fidelity    Investments-Retail
                                    Division   (January   1995  -   January   1996),
                                    Fidelity  Investments  FMR Co.  (January  1996 -
                                    June 1997) and Fidelity  Investments  FTPG (June
                                    1997 - January 1998).


John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive   Vice  President   (since   September
                                    1993),  and a director  (since  January 1992) of
                                    the   Distributor;   Executive  Vice  President,
                                    General  Counsel and a director  of  HarbourView
                                    Asset   Management    Corporation    Shareholder
                                    Services,  Inc., Shareholder Financial Services,
                                    Inc. and Oppenheimer  Partnership Holdings, Inc.
                                    since   (September   1995);   President   and  a
                                    director   of   Centennial    Asset   Management
                                    Corporation  (since September  1995);  President
                                    and  a  director  of   Oppenheimer   Real  Asset
                                    Management,   Inc  (since  July  1996);  General
                                    Counsel  (since May 1996) and  Secretary  (since
                                    April 1997) of  Oppenheimer  Acquisition  Corp.;
                                    Vice President and Director of  OppenheimerFunds
                                    International,  Ltd. and Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer funds.


Bruce Dunbar,                       None.
Vice President


Daniel Engstrom,
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Scott Farrar,

Vice President                      Assistant  Treasurer of  Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer  funds;  formerly an Assistant
                                    Vice President of OppenheimerFunds,  Inc./Mutual
                                    Fund Accounting  (April 1994 - May 1996),  and a
                                    Fund Controller for OppenheimerFunds, Inc.


Leslie A. Falconio,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Katherine P. Feld,

Vice                                President and Secretary  Vice  President and
                                    Secretary of the  Distributor;  Secretary of
                                    HarbourView  Asset  Management  Corporation,
                                    and Centennial Asset Management Corporation;
                                    Secretary,  Vice  President  and Director of
                                    Centennial   Capital    Corporation;    Vice
                                    President and Secretary of Oppenheimer  Real
                                    Asset Management, Inc.


Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An officer,  Director and/or  portfolio  manager
                                    of  certain  Oppenheimer  funds;   Presently  he
                                    holds the following  other  positions:  Director
                                    (since  1995) of ICI Mutual  Insurance  Company;
                                    Governor  (since  1994) of St.  John's  College;
                                    Director    (since    1994   -    present)    of
                                    International  Museum of  Photography  at George
                                    Eastman House.  Formerly,  he held the following
                                    positions:  formerly,  Chairman of the Board and
                                    Director of Rochester  Fund  Distributors,  Inc.
                                    ("RFD");  President  and  Director  of  Fielding
                                    Management Company, Inc. ("FMC");  President and
                                    Director of  Rochester  Capital  Advisors,  Inc.
                                    ("RCAI");  Managing Partner of Rochester Capital
                                    Advisors,   L.P.,   President  and  Director  of
                                    Rochester   Fund   Services,    Inc.    ("RFS");
                                    President  and Director of Rochester Tax Managed
                                    Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                                    Corp.; Director (1993 - 1996) of VoiceMode.

David Foxhoven,

Assistant Vice President            Formerly Manager,  Banking Operations Department
                                    (July 1996 - November 1998).


Jennifer Foxson,
Vice President                            None.


Dan Gangemi,
Vice President                      None.


Erin Gardiner,
Assistant Vice President            None.


Daniel Garrity,

Vice President                      None.


Charles Gilbert,
Assistant Vice President            None.


Alan Gilston,

Vice President                      Formerly,  Vice  President  (1987  -  1997)  for
                                    Schroder Capital Management International.


Jill Glazerman,
Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                            Chief  Financial  Officer and  Treasurer  (since
                                    March1998) of Oppenheimer  Acquisition  Corp.; a
                                    Member and Fellow of the  Institute of Chartered
                                    Accountants;  formerly, an accountant for Arthur
                                    Young (London, U.K.).


Robert Grill,

Senior                              Vice  President  Formerly,   Marketing  Vice
                                    President  for Bankers Trust Company (1993 -
                                    1996);     Steering     Committee    Member,
                                    Subcommittee  Chairman for American  Savings
                                    Education Council (1995 - 1996).


Robert Haley

Assistant                           Vice President  Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January 1991 - November 1997).


Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,

Chairman of OppenheimerFunds        Formerly Executive Vice President and
Services, a Division of OFI         Chief Executive Officer of
                                    OppenheimerFunds Services, a division of the
                                    Adviser.



Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,

Vice President and                  None.
Senior Counsel

Merrell Hora,
Assistant Vice President            Research Fellow for the University of Minnesota
                                    (July 1997- July 1998).


Scott T. Huebl,
Vice President                      None.


James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).


Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      None.


Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Andrew Jordan,
Assistant Vice President            None.

Deborah Kaback,
Vice President                            Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).


Lewis Kamman,
Vice President                      Senior  Consultant  for  Bell  Atlantic  Network
                                    Integration,  Inc. (June 1997-December 1998) and
                                    Vice  President  for  JP  Morgan,  Inc.  (August
                                    1994-June 1997).


Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.


Walter Konops,
Assistant Vice President            None.


Avram Kornberg,
Vice President                      None.


Jimmy Kourkoulakos,
Assistant Vice President.           None.


John Kowalik,
Senior                              Vice President An officer  and/or  portfolio
                                    manager   for   certain    OppenheimerFunds;
                                    formerly,   Managing   Director  and  Senior
                                    Portfolio   Manager  at  Prudential   Global
                                    Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.

Michael Levine,
Vice President                      None.


Shanquan Li,
Vice President                      None.

Stephen F. Libera,

Vice President                      An officer and/or portfolio  manager for certain
                                    Oppenheimer   funds;   a   Chartered   Financial
                                    Analyst;  a Vice President of HarbourView  Asset
                                    Management  Corporation;  prior to  March  1996,
                                    the senior bond  portfolio  manager for Panorama
                                    Series  Fund  Inc.,   other   mutual  funds  and
                                    pension accounts  managed by G.R.  Phelps;  also
                                    responsible     for    managing    the    public
                                    fixed-income     securities     department    at
                                    Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                      None.

David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                        Chief Executive  Officer (since September 1995);
                                    President  and  director  (since  June  1991) of
                                    HarbourView Asset Management Corporation;  and a
                                    director of Shareholder  Services,  Inc.  (since
                                    August   1994),   and   Shareholder    Financial
                                    Services,   Inc.  (September  1995);   President
                                    (since  September  1995) and a  director  (since
                                    October 1990) of Oppenheimer  Acquisition Corp.;
                                    President  (since September 1995) and a director
                                    (since    November    1989)    of    Oppenheimer
                                    Partnership  Holdings,  Inc., a holding  company
                                    subsidiary   of   OppenheimerFunds,    Inc.;   a
                                    director of Oppenheimer  Real Asset  Management,
                                    Inc.   (since  July  1996);   President   and  a
                                    director     (since     October     1997)     of
                                    OppenheimerFunds    International    Ltd.,    an
                                    offshore    fund    manager     subsidiary    of
                                    OppenheimerFunds,     Inc.    and    Oppenheimer
                                    Millennium   Funds  plc  (since  October  1997);
                                    President  and a director  of other  Oppenheimer
                                    funds;  a director of Hillsdown  Holdings plc (a
                                    U.K. food company);  formerly, an Executive Vice
                                    President of OFI.



Philip T. Masterson,

Vice                                President  Formerly an  Associate  at Davis,
                                    Graham, & Stubbs (January 1998 - July 1998);
                                    Associate; Myer, Swanson, Adams & Wolf, P.C.
                                    (May 1996 - December 1997).


Loretta McCarthy,
Executive Vice President            None.

Beth Michnowski,

Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager  (May 1996 - June 1997) and Director
                                    of  Product  Marketing  (August  1992  - May
                                    1996) with Fidelity Investments.


Lisa Migan,
Assistant Vice President            None.


Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Denis R. Molleur,
Vice President and
Senior Counsel                      None.


Nikolaos Monoyios,
Vice President                      A Vice  President  and/or  portfolio  manager of
                                    certain  Oppenheimer funds (since April 1998); a
                                    Certified  Financial Analyst;  formerly,  a Vice
                                    President  and  portfolio  manager for  Guardian
                                    Investor Services,  the management subsidiary of
                                    The  Guardian  Life  Insurance   Company  (since
                                    1979).

Linda Moore,
Vice President                      Formerly,    Marketing    Manager   (July   1995
                                    -November  1996) for Chase  Investment  Services
                                    Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Frank Pavlak,
Vice President                      Branch Chief of Investment Company  Examinations
                                    at  U.S.   Securities  and  Exchange  Commission
                                    (January 1981 - December 1998).


James Phillips
Assistant Vice President            None.


David Pellegrino                    None.
Vice President.


Stephen Puckett,
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,

Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President (April 1995 - January 1998) of Van
                                    Kampen American Capital.


Julie Radtke,

Vice President Formerly Assistant Vice President and Business Analyst for Pershing, Jersey
                                    City (August 1997  -November  1997);  Senior
                                    Business Consultant,  American International
                                    Group (January 1996 - July 1997).


Russell Read,
Senior Vice President               Vice   President  of   Oppenheimer   Real  Asset
                                    Management, Inc. (since March 1995).

Thomas Reedy,
Vice                                President   An  officer   and/or   portfolio
                                    manager   of  certain   Oppenheimer   funds;
                                    formerly,   a  Securities  Analyst  for  the
                                    Manager.

John Reinhardt,
Vice President: Rochester Division  None


Jeffrey Rosen,

Vice President                      None.

Michael S. Rosen,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Marci Rossell,
Vice President and
Corporate Economist                 Economist  with  Federal  Reserve Bank of Dallas
                                    (April 1996 - March 1999).


Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.


Andrew Ruotolo,
Executive Vice President
and President of
Oppenheimer Funds Services, a
division of OFI                     Formerly Chief Operations Officer for American
                                    International Group (1997-August 1999).

Rohit Sah,
Assistant Vice President            None.


Valerie Sanders,
Vice President                      None.


Jeff Schneider,
Vice President                      Director, Personal Decisions International.


Ellen Schoenfeld,
Assistant Vice President            None.


David Schultz,
Senior Vice President
and                                 Chief  Executive   Officer  Senior  Managing
                                    Director,  President  (since April 1999) and
                                    Chief Executive Officer of HarbourView Asset
                                    Management Corporation (since June 1999).

Stephanie Seminara,
Vice President                      None.


Martha Shapiro,
Assistant Vice President            None.


Christian D. Smith
Senior                              Vice  President   Formerly  Co-head  of  the
                                    Municipal    Portfolio    Management   Team,
                                    Portfolio   Manager  for  Prudential  Global
                                    Asset  Management  (January 1990 - September
                                    1999).

Connie Song,

Assistant Vice President            None.

Richard Soper,
Vice President                      None.


Keith Spencer                       Equity trader.
Vice President


Cathleen Stahl,
Vice President                      Assistant  Vice  President  & Manager of Women &
                                Investing Program
Richard A. Stein,
Vice President: Rochester Division  Assistant   Vice   President   (since  1995)  of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Jayne Stevlingson,
Vice President                      None.

Marlo Stil,
Vice President                      Investment       Specialist      and      Career
Agent/Registered
                                    Representative  for MML  Investor  services,
Inc.


John Stoma,
Senior Vice President               None.

Michael C. Strathearn,

Vice                                President   An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered    Financial   Analyst;   a   Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Kevin Surrett,
Assistant Vice President            Assistant Vice President of Product Development
                                    At Evergreen Investor Services,  Inc. (June 1995
-
                                    May 1999).


Wayne Strauss,
Assistant Vice President: Rochester

Division                            Formerly Senior Editor,  West Publishing Company
                                    (January 1997 - March 1997).


James C. Swain,

Vice                                Chairman  of the  Board  Chairman,  CEO  and
                                    Trustee, Director or Managing Partner of the
                                    Denver-based  Oppenheimer  Funds;  formerly,
                                    President and Director of  Centennial  Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.


Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.


Angela Uttaro,
Assistant Vice President            None.


Mark Vandehey,
Vice President                      None.


Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.


Phillip Vottiero,
Vice President                      Chief Financial officer for the Sovlink Group
                                    (April 1996 - June 1999).

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based  tax-exempt  fixed
                                    income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Kenneth B. White,

Vice                                President   An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered Financial Analyst;  Vice President
                                    of HarbourView Asset Management Corporation.

William L. Wilby,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Donna Winn,                         Senior Vice President/Distribution Marketing.
Senior Vice President

Brian W. Wixted,                    Formerly Principal and Chief Operating Officer,
Senior Vice President and           Bankers Trust Company - Mutual Fund Services
Treasurer                           Division   (March  1995  -  March  1999);   Vice
                                    President and Chief Financial  Officer of CS
                                    First  Boston  Investment  Management  Corp.
                                    (September  1991 -  March  1995);  and  Vice
                                    President and  Accounting  Manager,  Merrill
                                    Lynch  Asset  Management  (November  1987  -
                                    September 1991).


Carol Wolf,

Vice President                      An officer and/or  portfolio  manager of certain
                                    Oppenheimer  funds; Vice President of Centennial
                                    Asset  Management  Corporation;  Vice President,
                                    Finance  and   Accounting;   Point  of  Contact:
                                    Finance  Supporters  of Children;  Member of the
                                    Oncology   Advisory   Board  of  the   Childrens
                                    Hospital.


Caleb Wong,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                     Assistant  Secretary  of  Shareholder  Services,
                                    Inc.  (since  May 1985),  Shareholder  Financial
                                    Services,    Inc.    (since    November   1989),
                                    OppenheimerFunds   International   Ltd.   (since
                                    1998),  Oppenheimer  Millennium Funds plc (since
                                    October 1997);  an officer of other  Oppenheimer
                                    funds.


Jill Zachman,
Assistant Vice President:
Rochester Division                  None.


Mark Zavanelli,
Assistant Vice President            None.


Arthur J. Zimmer,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:
New York-based Oppenheimer Funds


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Capital  Preservation  Fund
Oppenheimer  Developing  Markets  Fund
Oppenheimer  Discovery Fund
Oppenheimer  Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer  Multi-Sector Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer  Trinity Value Fund
Oppenheimer U.S.  Government Trust
Oppenheimer World Bond Fund


Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds


Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer  Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer  Senior  Floating  Rate  Fund
Oppenheimer   Strategic  Income  Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.    Principal Underwriter


            Inapplicable.


Item 31.  Location of Accounts and Records.

All accounts, books and other documents, required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 32.  Management Services.

The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.  Undertakings.

1. The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Inapplicable

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February, 2000.


                                          Oppenheimer Multi-Sector Income Trust

                                          By: /s/ Bridget A. Macaskill*

                                          Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date
----------                          -----                   ----

/s/ Leon Levy*                      Chairman of the

                                    Board of Trustees       February 28, 2000

Leon Levy

/s/ Donald W. Spiro*                Principal Executive

                                    Officer and Trustee     February 28, 2000

Donald W. Spiro


/s/ Bridget A. Macaskill*           President and Trustee   February 28, 2000


Bridget A. Macaskill


/s/ Brian Wixted*                   Treasurer and
                                    Principal Financial
Brian Wixted                        and Accounting Officer  February 28, 2000

/s/ Robert G. Galli*                Trustee                 February 28, 2000


Robert G. Galli


/s/ Benjamin Lipstein*              Trustee                 February 28, 2000


Benjamin Lipstein


/s/ Elizabeth B. Moynihan*          Trustee                 February 28, 2000


Elizabeth B. Moynihan


/s/ Kenneth A. Randall*             Trustee                 February 28, 2000


Kenneth A. Randall


/s/ Edward V. Regan*                Trustee                 February 28, 2000


Edward V. Regan


/s/ Russell S. Reynolds, Jr.*       Trustee                 February 28, 2000


Russell S. Reynolds, Jr.


/s/ Clayton K. Yeutter*             Trustee                 February 28, 2000


Clayton K. Yeutter


*By: /s/ Robert G. Zack

   Robert G. Zack

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST
                            Registration No. 811-5473

                         Post-Effective Amendment No. 15


                                Index to Exhibits



Exhibit No.       Description


24(1)             Financial Statements
24(2)(a)          Specimen Certificate of Shares